Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments
The movements in 2021 and 2020 were as follows:

	Interests in associates and joint ventures	Other investments
	£m	£m
1 January 2020	813.0	498.3
Additions	15.2	15.9
Share of results of associate undertakings	(136.0)	—
Share of other comprehensive loss of associate undertakings	(61.5)	—
Dividends	(32.5)	—
Other movements	(5.2)	—
Exchange adjustments	21.8	—
Disposals	(7.3)	(7.0)
Reclassification from subsidiaries	4.5	—
Reclassification from other investments to associates	0.2	(0.2)
Revaluation of other investments through profit or loss	—	8.0
Revaluation of other investments through other comprehensive income	—	(127.7)
Amortisation of other intangible assets	(0.6)	—
Write-downs	(280.9)	—
31 December 2020	330.7	387.3
Additions	93.6	5.9
Share of results of associate undertakings	23.8	—
Share of other comprehensive income of associate undertakings	13.5	—
Dividends	(53.4)	—
Other movements	(0.2)	—
Exchange adjustments	(22.5)	—
Disposals	(4.8)	(31.9)
Reclassification from subsidiaries	4.2	—
Revaluation of other investments through profit or loss	—	(7.5)
Revaluation of other investments through other comprehensive income	—	(35.5)
Amortisation of other intangible assets	(0.5)	—
Reversal of write-downs	28.5	—
31 December 2021	412.9	318.3

Principal Associates and Joint Ventures
The Group’s principal associates and joint ventures at 31 December 2021 included:

	Country of incorporation	% owned
Advantage Smollan Ltd	UK	25.1
Barrows Design and Manufacturing (Pty) Limited	South Africa	35.0
Dat Viet VAC Media Corporation	Vietnam	30.0
GIIR Inc.	Korea	30.0
Haworth Marketing & Media Company	USA	49.0
High Co SA	France	34.1
Imagina Spain	Spain	22.5
Nanjing Yindu Ogilvy Advertising Co. Ltd	China	49.0
Smollan Holdings (Pty) Ltd	South Africa	24.8
Summer (BC) JVCo S.a.r.l.[1]	Luxembourg	40.0
Note
[1]Representing the Group’s interest in Kantar in the Rest of World chain.

Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings and joint ventures.

	2021	2020	2019
	£m	£m	£m
Share of results of associate undertakings (note 4)	23.8	(136.0)	14.7
Share of other comprehensive income/(loss) of associate undertakings	13.5	(61.5)	—
Share of total comprehensive income/(loss) of associate undertakings	37.3	(197.5)	14.7